Employee benefits - Narrative (Details)	12 Months Ended
	Sep. 30, 2021 CAD ($) plan	Sep. 30, 2020 CAD ($)
Disclosure of defined benefit plans [line items]
Deficit in plan	$ 98,260,000	$ 139,320,000
Administration expenses paid from the plan	1,408,000	1,247,000
Annual contributions	8,534,000
Pension cost for defined contribution plans	224,010,000	228,998,000
Deferred compensation plan liabilities	91,943,000	82,221,000
Deferred compensation plan assets	$ 81,633,000	73,156,000
U.K.
Disclosure of defined benefit plans [line items]
Number of defined benefit pension plans | plan	3
Deficit in plan	$ (105,351,000)	(85,509,000)
Annual contributions	1,673,000
Other
Disclosure of defined benefit plans [line items]
Deficit in plan	45,119,000	49,755,000
Annual contributions	6,861,000
U.S.
Disclosure of defined benefit plans [line items]
Deferred compensation plan assets	$ 81,245,000	72,743,000
CMG U.K. Pension Scheme | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	70.00%
Administrative expenses and future services paid from the plan	$ 1,336,000
Deficit in plan		26,546,000
Contributions to plan by employer		12,432,000
Administration expenses paid from the plan		1,279,000
Logica U.K. Pension & Life Assurance Scheme | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	15.00%
Bond investments, target allocation percentage of plan assets	85.00%
Administrative expenses and future services paid from the plan	$ 282,000
Logica Defined Benefit Pension Plan | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	15.00%
Bond investments, target allocation percentage of plan assets	85.00%
Contributions to plan by employer		344,200
Alecta multi-employer plan
Disclosure of defined benefit plans [line items]
Annual contributions	$ 26,825,000
Pension cost for defined contribution plans	$ 31,807,000	$ 30,269,000
Proportion of total contributions to the plan	0.65%
Proportion of total number of active members in the plan	0.49%
Collective funding solvency percentage	169.00%	144.00%
Alecta multi-employer plan | Minimum
Disclosure of defined benefit plans [line items]
Collective funding solvency allowed	125.00%
Alecta multi-employer plan | Maximum
Disclosure of defined benefit plans [line items]
Collective funding solvency allowed	175.00%